Income taxes - Components of Net Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (31,021)	$ (84,778)	$ (69,245)
Foreign	3,155	1,633	1,247
Loss before income taxes	$ (27,866)	$ (83,145)	$ (67,998)